Details to the consolidated statements of cash flows (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [line items]
Total purchase consideration for acquisitions of businesses	$ 0	$ 0	$ (12,031)	$ 0
Acquired cash			371
Contingent consideration payables, net	(23)	(127)	(44)	(127)
Net cash flows	$ (23)	$ (127)	$ (11,704)	$ (127)